Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Cash flows from operating activities
Net loss	$ (6,317,373)	$ (5,556,627)
Adjustments for non-cash income and expenses:
Depreciation	132,170	95,158
Amortization	4,157,389	2,854,953
Beneficial conversion feature of convertible bonds		1,005,645
Property, plant and equipment impairment and abandonments	21,387
Changes in operating assets and liabilities:
Decrease in accounts receivables	41,830	41,842
Increase in inventories	(11,482)	(476,477)
Decrease in deposit, prepayments and advances to suppliers	214,159	407,895
Decrease/(Increase) in operating lease right-of-use assets	170,999	(525,381)
(Decrease)/Increase in accounts payable and accruals	(45,942)	104,936
(Decrease)/Increase in deferred revenue	(73,003)	86,295
(Decrease)/Increase in operating lease liabilities	(189,830)	472,872
Decrease in other payables	(4,493)	(1,098)
Increase /(Decrease) in amounts due to related parties	229,794	(50,180)
Net cash used in operations	(1,674,395)	(1,540,167)
Cash flows from investing activity
Purchase of property, plant and equipment	(14,189)	(561,315)
Net cash used in investing activity	(14,189)	(561,315)
Cash flows from financing activities
Payments of hire purchase	(8,587)	(5,308)
Proceeds from issuance of common stock	1,068,728	185,185
Proceeds from shares to be issued	1,066,052	75,000
Proceeds from capital contribution	266,517	199,845
Net cash generated from financing activities	2,392,710	454,722
Net increase /(decrease) in cash and cash equivalents	704,126	(1,646,760)
Effect of exchange rate changes	(77,381)	84,174
Cash and cash equivalents at start of year	152,304	1,714,890
Cash and cash equivalents at end of year	779,049	152,304
Supplemental disclosure of non-cash investing and financing information :
Common stock issued for technology-related intangible assets		83,147,767
Common stock issued for convertible bonds		$ 1,007,999